Schedule of Identified Intangible Assets Acquired (Details) - Colospan Ltd [Member] $ in Thousands	Jun. 08, 2026 USD ($)
Business Combination [Line Items]
Total Colospan intangible assets acquired	$ 4,642
Technology-Based Intangible Assets [Member]
Business Combination [Line Items]
Total Colospan intangible assets acquired	$ 4,642
Useful Life	7 years
Amortization Classification	Research and development